Schedule of Intangible Assets Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 189
2023	33
2024	2
2025	2
2026	2
Thereafter	14
Total	$ 242	$ 526